Trade and Other Receivables (Tables)	9 Months Ended
Sep. 30, 2023
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	September 30, 2023	December 31, 2022
Trade receivables	$2,752,951	$2,015,291
Allowance for doubtful accounts	(1,047,802)	(1,056,393)
Taxes receivable	474,097	615,730
Total	$2,179,246	$1,574,628